TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
TAXATION
Current income tax expenses	$ 137,939		$ 13,858	$ 46,781
Deferred income tax expenses	(13,146)		(1,572)	15,507
Income tax expenses	$ 124,793	$ 16,095	$ 12,286	$ 62,288